SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES PRICING MODEL (Details)	Dec. 31, 2024	Dec. 31, 2023
Unmodified Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected lives (years)	2 years 7 months 20 days
Unmodified Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input
Unmodified Warrant [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	1.113
Unmodified Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	0.0422
Unmodified Warrant [Member] | Measurement Input Weighted Average Fair Value [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	0.101
Modified Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected lives (years)	4 years 25 days
Modified Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input
Modified Warrant [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	1.036
Modified Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	0.0428
Modified Warrant [Member] | Measurement Input Weighted Average Fair Value [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input	0.162
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected lives (years)		3 years 7 months 20 days
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input
Warrant [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input		1.051
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input		0.0393
Warrant [Member] | Measurement Input Weighted Average Fair Value [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding measurement input		2.064